INVENTORY (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Details
Raw Materials	$ 69,748	$ 67,664	$ 68,047
Packaging Components	17,986	17,546	84,927
Work-In-Process	49,049	829	17,406
Finished Goods
Inventory, Gross	136,783	86,039	170,380
Reserve for Obsolescence	(44,110)	(41,043)	(89,095)
Total inventory	$ 92,673	$ 44,996	$ 81,285